ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 245,105,338	$ 222,154,907
Debt securities
Disclosure of financial assets [line items]
Financial assets		20,689,166
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets		2,899,039
Held-to-maturity investments, category [member] | Debt securities
Disclosure of financial assets [line items]
Financial assets		2,899,039
Financial assets at fair value		2,928,929
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	215,324,860	26,802,972
Financial assets at amortised cost, category [member] | Debt securities
Disclosure of financial assets [line items]
Financial assets	2,972,616
Financial assets at fair value	2,984,973
Loan and other accounts receivable
Disclosure of financial assets [line items]
Financial assets		166,372,776
Loan and other accounts receivable | Credit portfolio
Disclosure of financial assets [line items]
Financial assets	168,685,654	160,754,295
Financial assets at fair value	176,228,181	166,303,676
Certain financial assets at amortised cost, held-to-maturity investments, and loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	171,658,270	163,653,334
Financial assets at fair value	$ 179,213,154	$ 169,232,605